Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Maximum credit risk exposure	$ 81,575	$ 83,182	$ 102,990
Net margin call (paid) received	(3,002)	(2,435)	(2,857)
Sale of receivables
Credit risk
Net value of receivables sold	9,643
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	466
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	6,533	4,562	3,733
Loans and advances
Credit risk
Maximum credit risk exposure	2,175	2,222	1,837
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	1,677	1,761	250
Non-current financial assets
Credit risk
Maximum credit risk exposure	2,305	2,395	2,731
Accounts receivable
Credit risk
Maximum credit risk exposure	19,281	23,442	24,378
Other operating receivables
Credit risk
Maximum credit risk exposure	16,846	14,952	28,289
Current financial assets
Credit risk
Maximum credit risk exposure	6,914	6,585	8,746
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 25,844	$ 27,263	$ 33,026